SCHEDULE OF PROVISION FOR INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Total income tax expense
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
- Singapore
TAIWAN
Effective Income Tax Rate Reconciliation [Line Items]
- Singapore
SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
- Singapore
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Domestic